Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost
Due in one year or less	$ 233,685
Due after one year through five years	1,393,700
Due after five years through ten years	1,626,246
Due after ten years	1,207,346
RMBS, CMBS and ABS	234,174
Total	4,695,151	$ 4,959,541
Fair value
Due in one year or less	236,265
Due after one year through five years	1,471,802
Due after five years through ten years	1,665,102
Due after ten years	1,380,495
RMBS, CMBS and ABS	237,539
Total	$ 4,991,203	$ 5,491,047